Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of inventories

Inventories consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Raw materials	$9,135	$13,029
Work-in-progress	1	68
Finished goods	19,732	20,495

Total Inventories	$28,868	$33,592

Inventories consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Raw materials	$13,029	$11,335
Work-in-progress	68	—
Finished goods	20,495	14,084

Total Inventories	$33,592	$25,419

Summary of property plant and equipment, net

Property and equipment, net consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Furniture and fixtures	$901	$1,594
Computers and software	5,394	5,384
Machinery and equipment	11,583	10,605
Tooling	7,991	7,705
Leasehold improvements	9,582	9,398
Owned and operated systems	19,733	17,703
Construction in progress	2,629	2,462

	57,813	54,851

Less: Accumulated depreciation	(26,602)	(24,863)

Total Property and Equipment, Net	$31,211	$29,988

Property and equipment, net consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Furniture and fixtures	$1,594	$1,347
Computers and software	5,384	4,350
Machinery and equipment	10,605	7,614
Tooling	7,705	6,299
Leasehold improvements	9,398	8,869
Owned and operated systems	17,703	8,422
Construction in progress	2,462	5,796

	54,851	42,697

Less: Accumulated depreciation	(24,863)	(14,756)

Total Property and Equipment, Net	$29,988	$27,941

Summary of accrued and other current liabilities

Accrued and other current liabilities consisted of the following:

	April 30, 2021	January 31, 2021
	(in thousands)
Accrued expenses	$14,592	$18,404
Refundable customer deposits	6,950	6,482
Taxes payable	5,977	5,213
Payroll and related expenses	5,545	7,547
Warranty accruals	3,000	3,000
Operating lease liabilities, current	2,494	2,393
Other liabilities	4,372	4,123

Total Accrued and Other Current Liabilities	$42,930	$47,162

Accrued and other current liabilities consisted of the following:

	January 31,
	2021	2020
	(in thousands)
Accrued expenses	$18,404	$11,335
Refundable customer deposits	6,482	5,241
Payroll and related expenses	7,547	6,727
Taxes payable	5,213	5,348
Operating lease liabilities, current	2,393	3,979
Warranty accruals	3,000	2,000
Other liabilities	4,123	3,029

Total Accrued and Other Current Liabilities	$47,162	$37,659